Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at beginning of the fiscal year	¥ 225,120	¥ 229,228	¥ 276,627
Reductions for tax positions of prior years	(25,302)	(39,005)	(38,450)
Additions for tax positions of prior years	59,159	19,947	4,816
Additions based on tax positions related to the current year	44,307	41,201	10,873
Settlements	(4,046)	(1,478)	(5,921)
Lapse in statute of limitations	(3,807)	(7,770)	(1,506)
Foreign currency translation adjustments	(7,120)	(17,003)	(17,211)
Balance at end of the fiscal year	288,311	225,120	229,228
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 77,925	¥ 87,497	¥ 76,125